TAXES ON INCOME (Reconciliation of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Beginning balance	$ 3,214	$ 1,534
Additions for prior year tax positions	484	221
Reclassified from current tax payable		574
Decrease for prior year tax positions		(88)
Additions for current year tax positions	1,899	973
Ending balance	$ 5,597	$ 3,214